Goodwill and Intangibles - Schedule of Gross Carrying Amount and Accumulated Amortization (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 34,482	$ 33,650	$ 33,005
Accumulated Amortization	(20,931)	(20,250)	(17,982)
Net Book Value	13,551	13,400	15,023
Customer relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	21,958	21,412	20,439
Accumulated Amortization	(14,839)	(14,403)	(12,425)
Net Book Value	7,119	7,009	8,014
Covenants not-to-compete [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	426	356	1,021
Accumulated Amortization	(180)	(160)	(761)
Net Book Value	246	196	260
Trademarks and tradenames [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	12,098	11,882	11,545
Accumulated Amortization	(5,912)	(5,687)	(4,796)
Net Book Value	$ 6,186	$ 6,195	$ 6,749